Derivative Financial Instruments	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

(27)	DERIVATIVE FINANCIAL INSTRUMENTS

The Group is exposed to certain risks relating to its ongoing business operation in the PRC. The primary risks managed by using derivative instruments are foreign currencies risks and interest rate risks.

The Company’s principal operating subsidiaries are located in the PRC with the Renminbi being their functional currency. The Company’s PRC operating subsidiaries make sales, purchases and capital expenditures and obtain bank borrowings in currencies other than Renminbi, which primarily are in U.S. dollars. Historically, the required payments in U.S. dollars resulting from purchases, capital expenditure and bank borrowings have exceeded receipts in U.S. dollars resulting from sales. Any appreciation of the U.S. dollar against the Renminbi will generally result in foreign exchange losses and adversely affect the Group’s net income. With an aim to reduce its risk exposure, the Company will, on a selected basis, enter into forward contracts with the same financial institutions to forward purchase U.S. dollars when it obtains certain bank borrowings denominated in U.S. dollars through its PRC operating subsidiaries. During the year ended December 31, 2009, the Group entered into a foreign exchange forward contract with a notional amount of US$20,000, against its U.S. denominated short term and long term bank borrowings. During the year ended December 31, 2010, the Group entered into foreign exchange forward contracts with notional amount of US$35,000 against its U.S. denominated receivables, foreign exchange forward contracts with notional amount of EUR 2,000 against its Euro denominated receivable and US$35,000 against its U.S. denominated payables.

The Group’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. As of December 31, 2010, the Group had outstanding bank borrowings of US$2,106,083 in total, of which US$1,124,878 in total carries variable interest rates with effective interest rates ranging from 3.4369% to 8.4500% per annum as of December 31, 2010. Interest expenses on these banking borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Group will, from time to time, enter into interest rate swap contracts with financial institutions in the PRC. During the year ended December 31, 2009 and 2010, the Group did not enter into any interest rate swap contract.

The derivative instruments relating to the foreign exchange forward contracts entered by the Group do not meet the conditions specified to qualify for hedge accounting. These derivative financial instruments are initially recognized in the balance sheet at fair value and subsequently re-measured to their fair value with changes in fair value included in determination of net income (loss).

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2009 and 2010 are as follows:

	Asset Derivatives				Liability Derivatives
	December 31,		December 31,		December 31,		December 31,
	2009		2010		2009		2010
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
	Location	Value	Location	Value	Location	Value	Location	Value

Derivatives not designated as hedging instruments under ASC 815
- Foreign exchange forward contracts	Other current assets	65	Other current assets	735	—	—	—	—
- Non-deliverable foreign exchange forward contract	—	—	—	—	Other financial liabilities	(27)	Other financial liabilities	(154)

Total derivatives		65		735		(27)		(154)

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2009 and 2010 are as follows:

Derivatives not		Amount of Gain Recognized
Designated as		in Income on Derivatives
Hedging Instruments	Location of Gain Recognized in	Year Ended December 31
Under ASC 815	Income on Derivatives	2009	2010

Foreign exchange forward contracts	Foreign currency exchange gain, net	140	543

Total		140	543

The Group’s derivatives instruments outstanding as of December 31, 2010 do not contain any credit-risk-related contingent features.